Summary of Significant Accounting Policies (Promotional Allowances) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Allowances [Line Items]
Promotional Allowances		$ 0
Food and Beverage
Allowances [Line Items]
Promotional Allowances	$ 42,638	42,814
Rooms
Allowances [Line Items]
Promotional Allowances	19,000	18,590
Other Products and Services
Allowances [Line Items]
Promotional Allowances	$ 2,580	$ 2,528